Schedule of Investments (unaudited)	iShares® Russell 1000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Axon Enterprise Inc.(a)	47,426	$8,384,917
Boeing Co. (The)(a)	385,531	92,357,806
BWX Technologies Inc.	73,077	4,247,235
Curtiss-Wright Corp.	29,536	3,507,695
General Dynamics Corp.	181,515	34,172,014
HEICO Corp.	34,118	4,756,732
HEICO Corp., Class A	58,163	7,222,681
Hexcel Corp.(a)	57,830	3,608,592
Howmet Aerospace Inc.(a)	276,219	9,521,269
Huntington Ingalls Industries Inc.	28,506	6,007,640
L3Harris Technologies Inc.	147,050	31,784,857
Lockheed Martin Corp.	178,564	67,559,689
Mercury Systems Inc.(a)	39,981	2,649,941
Northrop Grumman Corp.	108,904	39,578,981
Raytheon Technologies Corp.	1,092,026	93,160,738
Spirit AeroSystems Holdings Inc., Class A	72,973	3,443,596
Teledyne Technologies Inc.(a)	32,922	13,788,721
Textron Inc.	160,058	11,007,189
TransDigm Group Inc.(a)	37,178	24,064,948
Virgin Galactic Holdings Inc.(a)(b)	103,269	4,750,374
		465,575,615
Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	94,042	8,808,914
Expeditors International of Washington Inc.	121,007	15,319,486
FedEx Corp.	176,469	52,645,997
United Parcel Service Inc., Class B	521,519	108,460,306
XPO Logistics Inc.(a)	66,396	9,288,137
		194,522,840
Airlines — 0.3%
Alaska Air Group Inc.(a)	91,901	5,542,549
American Airlines Group Inc.(a)	465,206	9,867,019
Copa Holdings SA, Class A, NVS(a)	25,955	1,955,190
Delta Air Lines Inc.(a)	459,659	19,884,848
JetBlue Airways Corp.(a)	230,111	3,861,263
Southwest Airlines Co.(a)	424,804	22,552,845
United Airlines Holdings Inc.(a)	233,432	12,206,159
		75,869,873
Auto Components — 0.2%
Aptiv PLC(a)	194,109	30,539,169
BorgWarner Inc.	171,063	8,303,398
Gentex Corp.	168,897	5,588,802
Lear Corp.	42,127	7,384,021
QuantumScape Corp.(a)(b)	87,059	2,547,346
		54,362,736
Automobiles — 1.6%
Ford Motor Co.(a)	2,822,886	41,948,086
General Motors Co.(a)	989,628	58,556,289
Harley-Davidson Inc.	115,273	5,281,809
Tesla Inc.(a)	559,202	380,089,599
Thor Industries Inc.	36,760	4,153,880
		490,029,663
Banks — 4.1%
Bank of America Corp.	5,431,679	223,948,125
Bank of Hawaii Corp.	31,196	2,627,327
Bank OZK	88,904	3,748,193
BOK Financial Corp.	22,518	1,950,059
Citigroup Inc.	1,489,338	105,370,663
Security	Shares	Value

Banks (continued)
Citizens Financial Group Inc.	304,623	$13,973,057
Comerica Inc.	100,854	7,194,924
Commerce Bancshares Inc.	74,144	5,528,177
Cullen/Frost Bankers Inc.	43,241	4,842,992
East West Bancorp. Inc.	99,119	7,105,841
Fifth Third Bancorp.	507,215	19,390,829
First Citizens BancShares Inc./NC, Class A(b)	4,342	3,615,757
First Hawaiian Inc.	94,455	2,676,855
First Horizon Corp.	382,089	6,602,498
First Republic Bank/CA	127,626	23,887,758
FNB Corp.	231,007	2,848,316
Huntington Bancshares Inc./OH	1,041,256	14,858,723
JPMorgan Chase & Co.	2,167,953	337,203,410
KeyCorp	693,585	14,322,530
M&T Bank Corp.	91,445	13,287,873
PacWest Bancorp.	84,739	3,487,857
People’s United Financial Inc.	308,388	5,285,770
Pinnacle Financial Partners Inc.	56,441	4,983,176
PNC Financial Services Group Inc. (The)	305,943	58,361,687
Popular Inc.	63,407	4,758,695
Prosperity Bancshares Inc.	67,632	4,855,978
Regions Financial Corp.	685,565	13,834,702
Signature Bank/New York NY	40,430	9,931,629
Sterling Bancorp./DE	129,588	3,212,487
SVB Financial Group(a)	39,053	21,730,261
Synovus Financial Corp.	111,392	4,887,881
Truist Financial Corp.	968,605	53,757,577
U.S. Bancorp.	966,231	55,046,180
Umpqua Holdings Corp.	151,266	2,790,858
Webster Financial Corp.	69,993	3,733,427
Wells Fargo & Co.	2,980,372	134,981,048
Western Alliance Bancorp.	74,379	6,906,090
Wintrust Financial Corp.	44,476	3,363,720
Zions Bancorp. NA	117,274	6,199,104
		1,217,092,034
Beverages — 1.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	6,884	7,027,187
Brown-Forman Corp., Class A	33,141	2,336,440
Brown-Forman Corp., Class B, NVS	132,723	9,946,262
Coca-Cola Co. (The)	2,797,089	151,350,486
Constellation Brands Inc., Class A	116,319	27,205,851
Keurig Dr Pepper Inc.	502,687	17,714,690
Molson Coors Beverage Co., Class B(a)	133,328	7,158,380
Monster Beverage Corp.(a)	265,169	24,223,188
PepsiCo Inc.	994,717	147,387,218
		394,349,702
Biotechnology — 2.2%
AbbVie Inc.	1,272,828	143,371,346
Acceleron Pharma Inc.(a)	38,922	4,884,322
Alexion Pharmaceuticals Inc.(a)	158,972	29,204,746
Alnylam Pharmaceuticals Inc.(a)	85,356	14,469,549
Amgen Inc.	414,171	100,954,181
Biogen Inc.(a)	108,131	37,442,521
BioMarin Pharmaceutical Inc.(a)	134,030	11,183,463
CureVac NV(a)(b)	39,838	2,927,296
Exact Sciences Corp.(a)(b)	122,772	15,261,787
Exelixis Inc.(a)	224,094	4,082,993
Gilead Sciences Inc.	903,780	62,234,291
Horizon Therapeutics PLC(a)	156,982	14,699,795
Incyte Corp.(a)	131,495	11,062,674

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Ionis Pharmaceuticals Inc.(a)	105,357	$4,202,691
Iovance Biotherapeutics Inc.(a)(b)	107,566	2,798,867
Mirati Therapeutics Inc.(a)	28,216	4,557,730
Moderna Inc.(a)	243,538	57,226,559
Natera Inc.(a)	56,266	6,387,879
Neurocrine Biosciences Inc.(a)(b)	65,330	6,357,916
Novavax Inc.(a)(b)	53,103	11,274,298
Regeneron Pharmaceuticals Inc.(a)	72,325	40,396,406
Sage Therapeutics Inc.(a)(b)	33,638	1,910,975
Sarepta Therapeutics Inc.(a)	55,180	4,289,693
Seagen Inc.(a)	95,950	15,148,586
Ultragenyx Pharmaceutical Inc.(a)	46,334	4,417,947
United Therapeutics Corp.(a)	32,848	5,893,260
Vertex Pharmaceuticals Inc.(a)	186,993	37,703,399
		654,345,170
Building Products — 0.6%
A O Smith Corp.	94,357	6,799,365
Advanced Drainage Systems Inc.	41,350	4,820,169
Allegion PLC	65,262	9,090,997
Armstrong World Industries Inc.	36,333	3,897,077
AZEK Co. Inc. (The)(a)	84,570	3,590,842
Builders FirstSource Inc.(a)	149,530	6,378,950
Carrier Global Corp.	627,621	30,502,381
Fortune Brands Home & Security Inc.	97,783	9,740,165
Johnson Controls International PLC	516,560	35,451,513
Lennox International Inc.	24,412	8,563,730
Masco Corp.	181,932	10,717,614
Owens Corning.	74,921	7,334,766
Trane Technologies PLC	171,689	31,614,812
Trex Co. Inc.(a)(b)	81,757	8,356,383
		176,858,764
Capital Markets — 3.1%
Affiliated Managers Group Inc.	30,479	4,700,167
Ameriprise Financial Inc.	84,238	20,965,153
Apollo Global Management Inc.	129,818	8,074,680
Ares Management Corp., Class A	98,866	6,286,889
Bank of New York Mellon Corp. (The)	579,034	29,663,912
BlackRock Inc.(c)	102,909	90,042,288
Blackstone Group Inc. (The), NVS.	491,112	47,706,620
Carlyle Group Inc. (The)	118,818	5,522,661
Cboe Global Markets Inc.	76,470	9,103,753
Charles Schwab Corp. (The)	1,130,609	82,319,641
CME Group Inc.	258,045	54,881,011
Evercore Inc., Class A	27,478	3,868,078
FactSet Research Systems Inc.	27,308	9,164,838
Franklin Resources Inc.	215,134	6,882,137
Goldman Sachs Group Inc. (The)	237,843	90,268,554
Interactive Brokers Group Inc., Class A	58,048	3,815,495
Intercontinental Exchange Inc.	400,240	47,508,488
Invesco Ltd.	243,436	6,507,044
Janus Henderson Group PLC	57,846	2,245,003
Jefferies Financial Group Inc.	153,680	5,255,856
KKR & Co. Inc.	396,568	23,492,688
Lazard Ltd., Class A	79,522	3,598,371
LPL Financial Holdings Inc.	59,076	7,974,078
MarketAxess Holdings Inc.	26,429	12,252,220
Moody’s Corp.	116,792	42,321,917
Morgan Stanley	1,000,639	91,748,590
Morningstar Inc.	17,084	4,392,467
MSCI Inc.	57,683	30,749,654
Security	Shares	Value

Capital Markets (continued)
Nasdaq Inc.	82,129	$14,438,278
Northern Trust Corp.	148,509	17,170,611
Raymond James Financial Inc.	87,306	11,341,049
S&P Global Inc.	173,308	71,134,269
SEI Investments Co.	78,752	4,880,261
State Street Corp.	251,187	20,667,666
Stifel Financial Corp.	73,349	4,757,416
T Rowe Price Group Inc.	162,060	32,083,018
Tradeweb Markets Inc., Class A	75,457	6,380,644
Virtu Financial Inc., Class A	70,633	1,951,590
		936,117,055
Chemicals — 1.4%
Air Products & Chemicals Inc.	159,466	45,875,179
Albemarle Corp.	83,216	14,018,567
Ashland Global Holdings Inc.	37,727	3,301,113
Axalta Coating Systems Ltd.(a)	159,391	4,859,832
Celanese Corp.	81,022	12,282,935
CF Industries Holdings Inc.	150,429	7,739,572
Chemours Co. (The)	114,389	3,980,737
Corteva Inc.	533,147	23,645,069
Diversey Holdings Ltd.(a)(b)	42,581	762,626
Dow Inc.	537,969	34,042,678
DuPont de Nemours Inc.	383,379	29,677,368
Eastman Chemical Co.	96,723	11,292,410
Ecolab Inc.	179,917	37,057,505
Element Solutions Inc.	168,288	3,934,573
FMC Corp.	91,303	9,878,985
Huntsman Corp.	154,631	4,100,814
International Flavors & Fragrances Inc.	179,152	26,765,309
LyondellBasell Industries NV, Class A	190,593	19,606,302
Mosaic Co. (The)	241,957	7,720,848
NewMarket Corp.	5,670	1,825,627
Olin Corp.	104,134	4,817,239
PPG Industries Inc.	170,137	28,884,159
RPM International Inc.	91,900	8,149,692
Scotts Miracle-Gro Co. (The)	29,584	5,677,761
Sherwin-Williams Co. (The)	175,902	47,924,500
Valvoline Inc.	125,126	4,061,590
Westlake Chemical Corp.	24,571	2,213,601
WR Grace & Co.	44,220	3,056,486
		407,153,077
Commercial Services & Supplies — 0.4%
ADT Inc.	140,085	1,511,517
Cintas Corp.	63,947	24,427,754
Clean Harbors Inc.(a)	39,599	3,688,251
Copart Inc.(a)	152,569	20,113,171
Driven Brands Holdings Inc.(a)(b)	26,868	830,759
IAA Inc.(a)	98,066	5,348,520
MSA Safety Inc.	26,596	4,403,766
Republic Services Inc.	151,125	16,625,261
Rollins Inc.	157,125	5,373,675
Stericycle Inc.(a)	69,481	4,971,365
Waste Management Inc.	304,506	42,664,336
		129,958,375
Communications Equipment — 0.8%
Arista Networks Inc.(a)	43,394	15,722,080
Ciena Corp.(a)	115,274	6,557,938
Cisco Systems Inc.	3,044,374	161,351,822
CommScope Holding Co. Inc.(a)	145,881	3,108,724

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
F5 Networks Inc.(a)	42,810	$7,990,915
Juniper Networks Inc.	229,198	6,268,565
Lumentum Holdings Inc.(a)(b)	54,606	4,479,330
Motorola Solutions Inc.	119,535	25,921,165
Ubiquiti Inc.	4,717	1,472,600
ViaSat Inc.(a)	41,905	2,088,545
		234,961,684
Construction & Engineering — 0.1%
AECOM(a)	98,589	6,242,656
MasTec Inc.(a)	40,357	4,281,878
Quanta Services Inc.	100,041	9,060,713
Valmont Industries Inc.	14,182	3,347,661
		22,932,908
Construction Materials — 0.1%
Eagle Materials Inc.	28,063	3,988,033
Martin Marietta Materials Inc.	44,604	15,692,133
Vulcan Materials Co.	94,799	16,501,662
		36,181,828
Consumer Finance — 0.7%
Ally Financial Inc.	266,129	13,263,869
American Express Co.	469,775	77,620,923
Capital One Financial Corp.	323,253	50,004,007
Credit Acceptance Corp.(a)(b)	6,199	2,815,028
Discover Financial Services	219,155	25,923,845
OneMain Holdings Inc.	64,149	3,843,167
Santander Consumer USA Holdings Inc.	43,332	1,573,818
SLM Corp.	231,392	4,845,348
Synchrony Financial	417,350	20,249,822
Upstart Holdings Inc.(a)	7,740	966,726
		201,106,553
Containers & Packaging — 0.4%
Amcor PLC	1,116,687	12,797,233
AptarGroup Inc.	49,220	6,932,145
Ardagh Group SA	17,001	416,865
Avery Dennison Corp.	59,273	12,461,555
Ball Corp.	230,489	18,674,219
Berry Global Group Inc.(a)	95,016	6,196,944
Crown Holdings Inc.	92,545	9,459,024
Graphic Packaging Holding Co.	211,040	3,828,266
International Paper Co.	280,914	17,222,837
Packaging Corp. of America.	67,463	9,135,839
Sealed Air Corp.	106,340	6,300,645
Silgan Holdings Inc.	64,650	2,682,975
Sonoco Products Co.	70,104	4,689,958
Westrock Co.	185,291	9,861,187
		120,659,692
Distributors — 0.1%
Genuine Parts Co.	102,181	12,922,831
LKQ Corp.(a)	201,126	9,899,422
Pool Corp.	27,697	12,703,506
		35,525,759
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)	44,083	6,485,050
Chegg Inc.(a)	101,947	8,472,815
frontdoor Inc.(a)	66,781	3,327,029
Grand Canyon Education Inc.(a)	30,847	2,775,305
H&R Block Inc.	141,080	3,312,558
Service Corp. International	116,542	6,245,486
Security	Shares	Value

Diversified Consumer Services (continued)
Terminix Global Holdings Inc.(a)	92,228	$4,400,198
		35,018,441
Diversified Financial Services — 1.3%
Berkshire Hathaway Inc., Class B(a)	1,351,842	375,703,929
Equitable Holdings Inc.	275,800	8,398,110
Voya Financial Inc.	86,580	5,324,670
		389,426,709
Diversified Telecommunication Services — 1.1%
AT&T Inc.	5,146,132	148,105,679
Lumen Technologies Inc.	783,834	10,652,304
Verizon Communications Inc.	2,985,193	167,260,364
		326,018,347
Electric Utilities — 1.4%
Alliant Energy Corp.	178,496	9,952,937
American Electric Power Co. Inc.	359,233	30,387,519
Avangrid Inc.	41,655	2,142,317
Duke Energy Corp.	553,890	54,680,021
Edison International	268,222	15,508,596
Entergy Corp.	142,910	14,248,127
Evergy Inc.	165,701	10,013,311
Eversource Energy	246,905	19,811,657
Exelon Corp.	704,690	31,224,814
FirstEnergy Corp.	388,799	14,467,211
Hawaiian Electric Industries Inc.	73,768	3,118,911
IDACORP Inc.	39,157	3,817,808
NextEra Energy Inc.	1,413,155	103,555,998
NRG Energy Inc.	170,193	6,858,778
OGE Energy Corp.	151,280	5,090,572
PG&E Corp.(a)	1,096,006	11,146,381
Pinnacle West Capital Corp.	79,177	6,490,139
PPL Corp.	551,934	15,437,594
Southern Co. (The)	763,048	46,172,034
Xcel Energy Inc.	389,749	25,676,664
		429,801,389
Electrical Equipment — 0.7%
Acuity Brands Inc.	24,631	4,606,736
AMETEK Inc.	165,828	22,138,038
ChargePoint Holdings Inc.(a)(b)	93,036	3,232,071
Eaton Corp. PLC	287,224	42,560,852
Emerson Electric Co.	429,385	41,324,012
Generac Holdings Inc.(a)(b)	43,816	18,190,212
Hubbell Inc.	39,099	7,305,257
nVent Electric PLC	120,388	3,760,921
Plug Power Inc.(a)	362,898	12,407,483
Regal Beloit Corp.	29,529	3,942,417
Rockwell Automation Inc.	83,482	23,877,522
Sensata Technologies Holding PLC(a)(b)	112,418	6,516,871
Shoals Technologies Group Inc., Class A(a)(b)	55,775	1,980,013
Sunrun Inc.(a)	145,193	8,098,866
Vertiv Holdings Co.	205,794	5,618,176
		205,559,447
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	421,500	28,834,815
Arrow Electronics Inc.(a)	53,418	6,080,571
Avnet Inc.	77,518	3,106,921
CDW Corp./DE	100,653	17,579,046
Cognex Corp.	125,131	10,517,261
Coherent Inc.(a)	17,609	4,654,763
Corning Inc.	548,911	22,450,460

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
IPG Photonics Corp.(a)	26,823	$5,653,484
Jabil Inc.	102,429	5,953,174
Keysight Technologies Inc.(a)	133,990	20,689,396
Littelfuse Inc.	18,000	4,586,220
National Instruments Corp.	98,865	4,180,012
SYNNEX Corp.	30,367	3,697,486
Trimble Inc.(a)	178,827	14,633,413
Vontier Corp.	121,568	3,960,685
Zebra Technologies Corp., Class A(a)	38,320	20,290,057
		176,867,764
Energy Equipment & Services — 0.2%
Baker Hughes Co.	530,121	12,123,867
Halliburton Co.	637,359	14,735,740
NOV Inc.(a)	294,590	4,513,119
Schlumberger Ltd.	1,004,041	32,139,353
		63,512,079
Entertainment — 2.0%
Activision Blizzard Inc.	556,712	53,132,593
Electronic Arts Inc.	205,522	29,560,229
Liberty Media Corp.-Liberty Formula One, Class A(a)	22,590	963,012
Liberty Media Corp.-Liberty Formula One,
Class C, NVS(a)	142,593	6,874,409
Live Nation Entertainment Inc.(a)	96,541	8,456,026
Madison Square Garden Sports Corp.(a)(b)	12,399	2,139,695
Netflix Inc.(a)	311,458	164,515,230
Playtika Holding Corp.(a)(b)	55,759	1,329,295
Roku Inc.(a)	83,115	38,170,564
Skillz Inc.(a)(b)	211,727	4,598,710
Spotify Technology SA(a)(b)	99,242	27,350,103
Take-Two Interactive Software Inc.(a)	81,704	14,463,242
Walt Disney Co. (The)(a)	1,308,873	230,060,607
World Wrestling Entertainment Inc., Class A	30,041	1,739,074
Zynga Inc., Class A(a)(b)	727,670	7,735,132
		591,087,921
Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities Inc.	105,734	19,237,244
American Campus Communities Inc.	94,192	4,400,650
American Homes 4 Rent, Class A	206,655	8,028,547
American Tower Corp.	324,920	87,773,889
Americold Realty Trust.	181,535	6,871,100
Apartment Income REIT Corp.	113,692	5,392,412
AvalonBay Communities Inc.	100,728	21,020,926
Boston Properties Inc.	111,210	12,743,554
Brixmor Property Group Inc.	225,347	5,158,193
Brookfield Property REIT Inc., Class A	27,606	521,477
Camden Property Trust	68,121	9,037,613
CoreSite Realty Corp.	31,602	4,253,629
Cousins Properties Inc.	113,659	4,180,378
Crown Castle International Corp.	310,614	60,600,791
CubeSmart.	148,300	6,869,256
CyrusOne Inc.	88,180	6,306,634
Digital Realty Trust Inc.	201,886	30,375,767
Douglas Emmett Inc.	113,519	3,816,509
Duke Realty Corp.	264,830	12,539,700
EPR Properties(a)	53,753	2,831,708
Equinix Inc.	64,322	51,624,837
Equity LifeStyle Properties Inc.	123,778	9,197,943
Equity Residential	263,653	20,301,281
Essex Property Trust Inc.	46,604	13,981,666
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Extra Space Storage Inc.	95,697	$15,677,082
Federal Realty Investment Trust.	54,035	6,331,281
First Industrial Realty Trust Inc.	97,995	5,118,279
Gaming and Leisure Properties Inc.	160,060	7,415,580
Healthcare Trust of America Inc., Class A	149,030	3,979,101
Healthpeak Properties Inc.	386,129	12,854,234
Highwoods Properties Inc.	71,419	3,225,996
Host Hotels & Resorts Inc.(a)	494,964	8,458,935
Hudson Pacific Properties Inc.	102,334	2,846,932
Invitation Homes Inc.	404,048	15,066,950
Iron Mountain Inc.	203,354	8,605,941
JBG SMITH Properties	95,630	3,013,301
Kilroy Realty Corp.	83,940	5,845,582
Kimco Realty Corp.	291,578	6,079,401
Lamar Advertising Co., Class A	62,423	6,518,210
Life Storage Inc.	57,016	6,120,668
Medical Properties Trust Inc.	409,392	8,228,779
Mid-America Apartment Communities Inc.	80,685	13,588,968
National Retail Properties Inc.	125,931	5,903,645
Omega Healthcare Investors Inc.	175,793	6,379,528
Park Hotels & Resorts Inc.(a)	179,335	3,696,094
Prologis Inc.	531,420	63,520,633
Public Storage	108,782	32,709,660
Rayonier Inc.	101,298	3,639,637
Realty Income Corp.	268,780	17,938,377
Regency Centers Corp.	120,457	7,717,680
Rexford Industrial Realty Inc.	101,186	5,762,543
SBA Communications Corp.	77,916	24,831,829
Simon Property Group Inc.	235,370	30,711,078
SL Green Realty Corp.	53,195	4,255,600
Spirit Realty Capital Inc.	83,411	3,990,382
STORE Capital Corp.	170,253	5,875,431
Sun Communities Inc.	80,047	13,720,056
UDR Inc.	212,838	10,424,805
Ventas Inc.	268,539	15,333,577
VEREIT Inc.	166,900	7,665,717
VICI Properties Inc.	382,550	11,866,701
Vornado Realty Trust	121,949	5,691,360
Weingarten Realty Investors	93,663	3,003,772
Welltower Inc.	301,628	25,065,287
Weyerhaeuser Co.	534,473	18,396,561
WP Carey Inc.	129,958	9,697,466
		883,838,343
Food & Staples Retailing — 1.2%
Albertsons Companies Inc., Class A(b)	113,231	2,226,121
Casey’s General Stores Inc.	25,371	4,938,211
Costco Wholesale Corp.	318,287	125,936,617
Grocery Outlet Holding Corp.(a)(b)	62,814	2,177,133
Kroger Co. (The)	540,362	20,701,268
Sysco Corp.	350,659	27,263,737
U.S. Foods Holding Corp.(a)	166,243	6,377,082
Walgreens Boots Alliance Inc.	518,091	27,256,768
Walmart Inc.	1,032,781	145,642,777
		362,519,714
Food Products — 1.0%
Archer-Daniels-Midland Co.	400,532	24,272,239
Beyond Meat Inc.(a)(b)	41,208	6,489,848
Bunge Ltd.	99,146	7,748,260
Campbell Soup Co.	135,945	6,197,733
Conagra Brands Inc.	336,930	12,257,513

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Darling Ingredients Inc.(a)	116,184	$7,842,420
Flowers Foods Inc.	131,291	3,177,242
Freshpet Inc.(a)	29,945	4,879,837
General Mills Inc.	439,147	26,757,227
Hain Celestial Group Inc. (The)(a)	56,487	2,266,258
Hershey Co. (The)	105,814	18,430,683
Hormel Foods Corp.	204,894	9,783,689
Ingredion Inc.	48,461	4,385,721
JM Smucker Co. (The)	77,062	9,984,923
Kellogg Co.	179,633	11,555,791
Kraft Heinz Co. (The)	481,372	19,630,350
Lamb Weston Holdings Inc.	105,880	8,540,281
McCormick & Co. Inc./MD, NVS	179,522	15,855,383
Mondelez International Inc., Class A	1,005,410	62,777,800
Pilgrim’s Pride Corp.(a)	34,511	765,454
Post Holdings Inc.(a)	41,279	4,477,533
Seaboard Corp.	121	468,116
Tyson Foods Inc., Class A	205,013	15,121,759
		283,666,060
Gas Utilities — 0.1%
Atmos Energy Corp.	91,012	8,747,163
National Fuel Gas Co.	59,952	3,132,492
UGI Corp.	150,981	6,991,930
		18,871,585
Health Care Equipment & Supplies — 3.4%
Abbott Laboratories.	1,251,393	145,073,991
ABIOMED Inc.(a)	31,355	9,786,209
Align Technology Inc.(a)	56,384	34,450,624
Baxter International Inc.	362,967	29,218,844
Becton Dickinson and Co.	208,034	50,591,788
Boston Scientific Corp.(a)	1,023,322	43,757,249
Cooper Companies Inc. (The)	34,809	13,793,762
Danaher Corp.	456,477	122,500,168
DENTSPLY SIRONA Inc.	155,402	9,830,731
Dexcom Inc.(a)(b)	69,343	29,609,461
Edwards Lifesciences Corp.(a)	445,685	46,159,595
Envista Holdings Corp.(a)	116,616	5,038,977
Globus Medical Inc., Class A(a)	57,721	4,475,109
Hill-Rom Holdings Inc.	48,111	5,464,928
Hologic Inc.(a)	182,394	12,169,328
ICU Medical Inc.(a)	15,534	3,196,897
IDEXX Laboratories Inc.(a)	60,756	38,370,452
Insulet Corp.(a)	47,050	12,915,696
Integra LifeSciences Holdings Corp.(a)	55,220	3,768,213
Intuitive Surgical Inc.(a)	85,130	78,288,953
Masimo Corp.(a)	36,281	8,796,328
Medtronic PLC	967,392	120,082,369
Novocure Ltd.(a)(b)	73,880	16,388,062
Penumbra Inc.(a)	25,118	6,883,839
Quidel Corp.(a)	27,125	3,475,255
ResMed Inc.	102,833	25,350,391
STERIS PLC	71,554	14,761,590
Stryker Corp.	251,353	65,283,915
Tandem Diabetes Care Inc.(a)	42,771	4,165,895
Teleflex Inc.	33,676	13,530,680
West Pharmaceutical Services Inc.	52,859	18,981,667
Zimmer Biomet Holdings Inc.	150,155	24,147,927
		1,020,308,893
Security	Shares	Value

Health Care Providers & Services — 2.5%
Acadia Healthcare Co. Inc.(a)	67,145	$4,213,349
agilon health Inc.(a)	38,446	1,559,754
Amedisys Inc.(a)	23,068	5,650,045
AmerisourceBergen Corp.	104,086	11,916,806
Anthem Inc.	176,324	67,320,503
Cardinal Health Inc.	208,029	11,876,376
Centene Corp.(a)	416,259	30,357,769
Chemed Corp.	11,642	5,524,129
Cigna Corp.	245,546	58,211,590
CVS Health Corp.	947,589	79,066,826
DaVita Inc.(a)	51,195	6,165,414
Encompass Health Corp.	70,314	5,486,602
Guardant Health Inc.(a)	65,350	8,115,817
HCA Healthcare Inc.	187,295	38,721,368
Henry Schein Inc.(a)	99,127	7,354,232
Humana Inc.	93,034	41,188,013
Laboratory Corp. of America Holdings(a)	69,535	19,181,230
McKesson Corp.	114,693	21,933,889
Molina Healthcare Inc.(a)	41,471	10,494,651
Oak Street Health Inc.(a)(b)	74,815	4,381,915
Premier Inc., Class A	88,576	3,081,559
Quest Diagnostics Inc.	93,755	12,372,847
Signify Health Inc., Class A(a)(b)	26,147	795,653
UnitedHealth Group Inc.	677,553	271,319,323
Universal Health Services Inc., Class B	55,865	8,180,312
		734,469,972
Health Care Technology — 0.2%
Cerner Corp.	218,061	17,043,648
Certara Inc.(a)(b)	19,884	563,314
Change Healthcare Inc.(a)	168,525	3,882,816
Teladoc Health Inc.(a)(b)	106,037	17,632,893
Veeva Systems Inc., Class A(a)	98,714	30,695,118
		69,817,789
Hotels, Restaurants & Leisure — 2.1%
Aramark	159,392	5,937,352
Booking Holdings Inc.(a)	29,553	64,664,624
Boyd Gaming Corp.(a)	60,614	3,727,155
Caesars Entertainment Inc.(a)	144,333	14,974,549
Carnival Corp.(a)	616,191	16,242,795
Chipotle Mexican Grill Inc.(a)	20,184	31,292,062
Choice Hotels International Inc.	23,590	2,803,907
Churchill Downs Inc.	26,506	5,255,080
Darden Restaurants Inc.	93,077	13,588,311
Domino’s Pizza Inc.	27,820	12,977,752
DraftKings Inc., Class A(a)	220,306	11,493,364
Expedia Group Inc.(a)	102,776	16,825,459
Hilton Worldwide Holdings Inc.(a)	197,074	23,771,066
Hyatt Hotels Corp., Class A(a)	29,090	2,258,548
Las Vegas Sands Corp.(a)	237,397	12,508,448
Marriott International Inc./MD, Class A(a)	194,652	26,573,891
Marriott Vacations Worldwide Corp.(a)	30,535	4,864,225
McDonald’s Corp.	537,681	124,198,934
MGM Resorts International.	295,708	12,611,946
Norwegian Cruise Line Holdings Ltd.(a)(b)	274,413	8,070,486
Penn National Gaming Inc.(a)	113,538	8,684,522
Planet Fitness Inc., Class A(a)	60,167	4,527,567
Royal Caribbean Cruises Ltd.(a)	157,616	13,441,492
Six Flags Entertainment Corp.(a)	61,214	2,649,342
Starbucks Corp.	848,329	94,851,665
Travel + Leisure Co.	61,574	3,660,574

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Vail Resorts Inc.(a)	28,921	$9,154,075
Wendy’s Co. (The)	128,898	3,018,791
Wyndham Hotels & Resorts Inc.	63,054	4,558,174
Wynn Resorts Ltd.(a)	75,379	9,218,852
Yum China Holdings Inc.	302,699	20,053,809
Yum! Brands Inc.	215,420	24,779,763
		613,238,580
Household Durables — 0.4%
DR Horton Inc.	238,640	21,565,897
Garmin Ltd.	108,176	15,646,577
Leggett & Platt Inc.	100,858	5,225,453
Lennar Corp., Class A	194,432	19,316,819
Lennar Corp., Class B	11,467	933,987
Mohawk Industries Inc.(a)	40,670	7,816,367
Newell Brands Inc.	265,829	7,302,323
NVR Inc.(a)	2,374	11,806,614
PulteGroup Inc.	188,378	10,279,788
Tempur Sealy International Inc.	130,216	5,103,165
Toll Brothers Inc.	85,251	4,928,360
TopBuild Corp.(a)	24,243	4,794,781
Whirlpool Corp.	44,068	9,607,705
		124,327,836
Household Products — 1.2%
Church & Dwight Co. Inc.	176,486	15,040,137
Clorox Co. (The)	89,496	16,101,225
Colgate-Palmolive Co.	600,990	48,890,536
Kimberly-Clark Corp.	242,592	32,453,958
Procter & Gamble Co. (The)	1,753,671	236,622,828
Reynolds Consumer Products Inc.	42,776	1,298,252
Spectrum Brands Holdings Inc.	30,882	2,626,205
		353,033,141
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	471,028	12,279,700
Brookfield Renewable Corp., Class A	94,335	3,956,410
Vistra Corp.	340,965	6,324,901
		22,561,011
Industrial Conglomerates — 1.1%
3M Co.	416,406	82,710,724
Carlisle Companies Inc.	36,931	7,067,855
General Electric Co.	6,296,968	84,757,189
Honeywell International Inc.	500,721	109,833,151
Roper Technologies Inc.	75,414	35,459,663
		319,828,582
Insurance — 2.0%
Aflac Inc.	483,077	25,921,911
Alleghany Corp.(a)	9,711	6,477,917
Allstate Corp. (The)	215,591	28,121,690
American Financial Group Inc./OH	49,529	6,177,257
American International Group Inc.	617,792	29,406,899
Aon PLC, Class A	161,440	38,545,414
Arch Capital Group Ltd.(a)	276,318	10,759,823
Arthur J Gallagher & Co.	145,846	20,430,108
Assurant Inc.	41,849	6,535,977
Assured Guaranty Ltd.	49,420	2,346,462
Athene Holding Ltd., Class A(a)	83,815	5,657,513
Axis Capital Holdings Ltd.	53,233	2,608,949
Brighthouse Financial Inc.(a)	60,608	2,760,088
Brown & Brown Inc.	169,697	9,017,699
Chubb Ltd.	322,222	51,213,965
Security	Shares	Value

Insurance (continued)
Cincinnati Financial Corp.	107,050	$12,484,171
CNA Financial Corp.	25,154	1,144,255
Erie Indemnity Co., Class A, NVS	19,473	3,765,105
Everest Re Group Ltd.	27,648	6,967,572
Fidelity National Financial Inc.	198,418	8,623,246
First American Financial Corp.	72,293	4,507,469
Globe Life Inc.	72,946	6,948,106
GoHealth Inc., Class A(a)	55,498	622,133
Hanover Insurance Group Inc. (The).	26,091	3,538,983
Hartford Financial Services Group Inc. (The)	255,423	15,828,563
Kemper Corp.	43,942	3,247,314
Lemonade Inc.(a)(b)	28,370	3,103,962
Lincoln National Corp.	136,243	8,561,510
Loews Corp.	158,937	8,685,907
Markel Corp.(a)	9,708	11,520,581
Marsh & McLennan Companies Inc.	365,690	51,445,269
Mercury General Corp.	19,637	1,275,423
MetLife Inc.	533,237	31,914,234
Old Republic International Corp.	201,571	5,021,134
Primerica Inc.	27,055	4,143,203
Principal Financial Group Inc.	193,237	12,210,646
Progressive Corp. (The)	421,486	41,394,140
Prudential Financial Inc.	284,659	29,169,008
Reinsurance Group of America Inc.	48,957	5,581,098
RenaissanceRe Holdings Ltd.	35,315	5,255,578
Travelers Companies Inc. (The)	180,778	27,064,274
Unum Group	148,089	4,205,728
W R Berkley Corp.	97,950	7,290,418
White Mountains Insurance Group Ltd.	2,429	2,788,565
Willis Towers Watson PLC	92,385	21,250,398
		595,539,665
Interactive Media & Services — 6.0%
Alphabet Inc., Class A(a)	216,812	529,409,373
Alphabet Inc., Class C, NVS(a)	204,427	512,359,479
Facebook Inc., Class A(a)	1,725,139	599,848,082
IAC/InterActiveCorp.(a)	56,655	8,734,501
Match Group Inc.(a)(b)	194,660	31,388,925
Pinterest Inc., Class A(a)	393,173	31,041,008
TripAdvisor Inc.(a)	66,420	2,676,726
Twitter Inc.(a)	562,543	38,708,584
Vimeo Inc.(a)	95,329	4,671,121
Zillow Group Inc., Class A(a)(b)	44,421	5,442,905
Zillow Group Inc., Class C, NVS(a)(b)	118,712	14,508,981
		1,778,789,685
Internet & Direct Marketing Retail — 3.9%
Amazon.com Inc.(a)	312,863	1,076,298,778
DoorDash Inc., Class A(a)	60,308	10,754,726
eBay Inc.	491,606	34,515,657
Etsy Inc.(a)	91,080	18,747,907
Qurate Retail Inc., Series A	255,365	3,342,728
Wayfair Inc., Class A(a)(b)	54,493	17,203,985
		1,160,863,781
IT Services — 5.5%
Accenture PLC, Class A	458,189	135,069,535
Akamai Technologies Inc.(a)(b)	116,261	13,556,033
Alliance Data Systems Corp.	34,120	3,554,963
Amdocs Ltd.	90,562	7,005,876
Automatic Data Processing Inc.	306,179	60,813,273
Broadridge Financial Solutions Inc.	83,616	13,506,493

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Cognizant Technology Solutions Corp., Class A	379,020	$26,250,925
Concentrix Corp.(a)	30,369	4,883,335
DXC Technology Co.(a)	177,458	6,910,215
EPAM Systems Inc.(a)	38,341	19,590,717
Euronet Worldwide Inc.(a)(b)	35,552	4,811,963
Fastly Inc., Class A(a)(b)	77,672	4,629,251
Fidelity National Information Services Inc.	446,657	63,277,897
Fiserv Inc.(a)	431,045	46,074,400
FleetCor Technologies Inc.(a)	58,586	15,001,531
Gartner Inc.(a)	60,218	14,584,800
Genpact Ltd.	128,997	5,860,334
Global Payments Inc.	211,553	39,674,650
Globant SA(a)	28,165	6,173,205
GoDaddy Inc., Class A(a)	120,295	10,460,853
International Business Machines Corp.	643,366	94,311,022
Jack Henry & Associates Inc.	53,097	8,681,891
Mastercard Inc., Class A	630,233	230,091,766
MongoDB Inc.(a)(b)	38,410	13,885,983
Okta Inc.(a)	89,729	21,954,892
Paychex Inc.	231,671	24,858,298
PayPal Holdings Inc.(a)	846,332	246,688,851
Paysafe Ltd.(a)(b)	230,640	2,793,051
Sabre Corp.(a)	232,011	2,895,497
Shift4 Payments Inc., Class A(a)	31,860	2,985,919
Snowflake Inc., Class A(a)(b)	85,890	20,768,202
Square Inc., Class A(a)	281,536	68,638,477
StoneCo Ltd., Class A(a)	160,411	10,757,162
Switch Inc., Class A	82,401	1,739,485
Twilio Inc., Class A(a)	116,513	45,924,764
VeriSign Inc.(a)	71,342	16,243,860
Visa Inc., Class A.	1,220,137	285,292,433
Western Union Co. (The)	287,459	6,602,933
WEX Inc.(a)	31,177	6,045,220
Wix.com Ltd.(a)	38,336	11,128,174
		1,623,978,129
Leisure Products — 0.2%
Brunswick Corp./DE	54,690	5,448,218
Hasbro Inc.	90,357	8,540,543
Hayward Holdings Inc.(a)	31,507	819,812
Mattel Inc.(a)	250,940	5,043,894
Peloton Interactive Inc., Class A(a)	190,691	23,649,498
Polaris Inc.	39,941	5,470,319
YETI Holdings Inc.(a)	62,613	5,749,126
		54,721,410
Life Sciences Tools & Services — 1.4%
10X Genomics Inc., Class A(a)(b)	60,129	11,774,461
Adaptive Biotechnologies Corp.(a)	78,240	3,196,886
Agilent Technologies Inc.	218,867	32,350,731
Avantor Inc.(a)	419,735	14,904,790
Bio-Rad Laboratories Inc., Class A(a)	14,950	9,632,136
Bio-Techne Corp.	27,505	12,384,401
Bruker Corp.	77,508	5,889,058
Charles River Laboratories International Inc.(a)	35,916	13,286,047
Illumina Inc.(a)	105,204	49,783,585
IQVIA Holdings Inc.(a)	137,195	33,245,092
Maravai LifeSciences Holdings Inc., Class A(a)	54,256	2,264,103
Mettler-Toledo International Inc.(a)	16,509	22,870,578
PerkinElmer Inc.	80,149	12,375,807
PPD Inc.(a)	110,861	5,109,583
QIAGEN NV(a)(b)	168,669	8,160,206
Security	Shares	Value

Life Sciences Tools & Services (continued)
Repligen Corp.(a)	39,703	$7,925,513
Sotera Health Co.(a)(b)	57,266	1,387,555
Syneos Health Inc.(a)	75,655	6,770,366
Thermo Fisher Scientific Inc.	283,059	142,794,774
Waters Corp.(a)(b)	43,788	15,133,571
		411,239,243
Machinery — 1.7%
AGCO Corp.	44,913	5,855,757
Allison Transmission Holdings Inc.	78,998	3,139,381
Caterpillar Inc.	394,316	85,814,991
Colfax Corp.(a)(b)	87,495	4,008,146
Crane Co.	38,585	3,564,096
Cummins Inc.	105,093	25,622,724
Deere & Co.	203,234	71,682,664
Donaldson Co. Inc.	91,356	5,803,847
Dover Corp.	103,178	15,538,607
Flowserve Corp.	99,335	4,005,187
Fortive Corp.	234,982	16,387,645
Gates Industrial Corp. PLC(a)	65,242	1,178,923
Graco Inc.	121,298	9,182,259
IDEX Corp.	54,229	11,933,091
Illinois Tool Works Inc.	226,860	50,716,822
Ingersoll Rand Inc.(a)	269,674	13,162,788
ITT Inc.	62,648	5,737,930
Lincoln Electric Holdings Inc.	43,135	5,681,311
Middleby Corp. (The)(a)	39,691	6,876,863
Nordson Corp.	42,992	9,437,174
Oshkosh Corp.	47,762	5,953,056
Otis Worldwide Corp.	310,385	25,380,182
PACCAR Inc.	244,475	21,819,394
Parker-Hannifin Corp.	92,283	28,341,032
Pentair PLC	116,074	7,833,834
Snap-on Inc.	37,952	8,479,615
Stanley Black & Decker Inc.	116,577	23,897,119
Timken Co. (The)	49,343	3,976,552
Toro Co. (The)	76,587	8,415,380
Westinghouse Air Brake Technologies Corp.	130,468	10,737,516
Woodward Inc.	39,588	4,864,573
Xylem Inc./NY	128,743	15,444,010
		520,472,469
Marine — 0.0%
Kirby Corp.(a)	46,810	2,838,558

Media — 1.3%
Altice USA Inc., Class A(a)	153,721	5,248,035
Cable One Inc.	4,027	7,702,886
Charter Communications Inc., Class A(a)(b)	94,652	68,286,685
Comcast Corp., Class A	3,285,245	187,324,670
Discovery Inc., Class A(a)(b)	123,632	3,793,030
Discovery Inc., Class C, NVS(a)	236,706	6,859,740
DISH Network Corp., Class A(a)(b)	179,595	7,507,071
Fox Corp., Class A, NVS.	234,388	8,702,827
Fox Corp., Class B	107,206	3,773,651
Interpublic Group of Companies Inc. (The)	289,796	9,415,472
Liberty Broadband Corp., Class A(a)(b)	16,931	2,847,286
Liberty Broadband Corp., Class C, NVS(a)	109,119	18,949,606
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	52,685	2,454,067
Liberty Media Corp.-Liberty SiriusXM,
Class C, NVS(a)	116,611	5,409,584
New York Times Co. (The), Class A	119,136	5,188,373

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
News Corp., Class A, NVS	291,705	$7,517,238
News Corp., Class B	96,451	2,348,582
Nexstar Media Group Inc., Class A	29,388	4,345,897
Omnicom Group Inc.	151,468	12,115,925
Sirius XM Holdings Inc.(b)	663,356	4,338,348
ViacomCBS Inc., Class B, NVS	419,329	18,953,671
		393,082,644
Metals & Mining — 0.5%
Alcoa Corp.(a)(b)	134,273	4,946,617
Cleveland-Cliffs Inc.(a)(b)	332,073	7,159,494
Freeport-McMoRan Inc.	1,050,580	38,987,024
Newmont Corp.	578,502	36,665,457
Nucor Corp.	215,908	20,712,054
Reliance Steel & Aluminum Co.	44,473	6,710,976
Royal Gold Inc.	45,417	5,182,080
Southern Copper Corp.	63,426	4,079,560
Steel Dynamics Inc.	142,887	8,516,065
United States Steel Corp.	196,279	4,710,696
		137,670,023
Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	372,501	6,291,542
Annaly Capital Management Inc.	1,003,425	8,910,414
New Residential Investment Corp.	299,364	3,170,265
Starwood Property Trust Inc.	193,132	5,054,264
		23,426,485
Multi-Utilities — 0.7%
Ameren Corp.	183,345	14,674,934
CenterPoint Energy Inc.	417,904	10,247,006
CMS Energy Corp.	207,340	12,249,647
Consolidated Edison Inc.	247,048	17,718,283
Dominion Energy Inc.	581,135	42,754,102
DTE Energy Co.	138,477	17,946,619
MDU Resources Group Inc.	140,176	4,393,116
NiSource Inc.	282,770	6,927,865
Public Service Enterprise Group Inc.	362,785	21,672,776
Sempra Energy	227,020	30,075,610
WEC Energy Group Inc.	226,229	20,123,069
		198,783,027
Multiline Retail — 0.5%
Dollar General Corp.	172,664	37,362,763
Dollar Tree Inc.(a)	166,631	16,579,785
Kohl’s Corp.	109,660	6,043,363
Nordstrom Inc.(a)(b)	79,886	2,921,431
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	48,064	4,043,624
Target Corp.	358,322	86,620,760
		153,571,726
Oil, Gas & Consumable Fuels — 2.5%
Antero Midstream Corp.	251,514	2,613,230
APA Corp.	266,611	5,766,796
Cabot Oil & Gas Corp.	284,054	4,959,583
Cheniere Energy Inc.(a)	171,337	14,861,771
Chevron Corp.	1,393,746	145,980,956
Cimarex Energy Co.	73,173	5,301,384
ConocoPhillips	973,443	59,282,679
Continental Resources Inc./OK.	46,750	1,777,902
Devon Energy Corp.	488,218	14,251,083
Diamondback Energy Inc.	129,895	12,195,842
EOG Resources Inc.	420,867	35,117,142
EQT Corp.(a)	200,681	4,467,159
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	3,050,475	$192,423,963
Hess Corp.	198,780	17,357,470
HollyFrontier Corp.	108,415	3,566,853
Kinder Morgan Inc.	1,400,237	25,526,321
Marathon Oil Corp.	553,921	7,544,404
Marathon Petroleum Corp.	468,994	28,336,617
New Fortress Energy Inc.	19,044	721,387
Occidental Petroleum Corp.	603,129	18,859,844
ONEOK Inc.	318,110	17,699,640
Phillips 66.	314,989	27,032,356
Pioneer Natural Resources Co.	155,853	25,329,230
Targa Resources Corp.	159,355	7,083,330
Texas Pacific Land Corp.	4,231	6,768,500
Valero Energy Corp.	293,710	22,932,877
Williams Companies Inc. (The)	874,492	23,217,763
		730,976,082
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	74,935	4,517,831

Personal Products — 0.2%
Coty Inc., Class A(a)	210,959	1,970,357
Estee Lauder Companies Inc. (The), Class A	164,747	52,402,726
Herbalife Nutrition Ltd.(a)	77,201	4,070,809
		58,443,892
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	1,608,252	107,463,399
Catalent Inc.(a)	116,584	12,605,062
Elanco Animal Health Inc.(a)	322,898	11,201,331
Eli Lilly & Co.	610,261	140,067,105
Jazz Pharmaceuticals PLC(a)	43,828	7,785,606
Johnson & Johnson	1,899,200	312,874,208
Merck & Co. Inc.	1,825,234	141,948,448
Nektar Therapeutics(a)(b)	141,174	2,422,546
Organon & Co.(a)	175,177	5,300,856
Perrigo Co. PLC	93,571	4,290,230
Pfizer Inc.	4,021,729	157,490,908
Royalty Pharma PLC, Class A.	234,761	9,622,853
Viatris Inc.	867,254	12,393,060
Zoetis Inc.	342,329	63,796,432
		989,262,044
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	100,626	8,571,323
CACI International Inc., Class A(a)(b)	16,629	4,242,390
Clarivate PLC(a)	300,008	8,259,220
CoStar Group Inc.(a)	282,845	23,425,223
Dun & Bradstreet Holdings Inc.(a)(b)	119,474	2,553,159
Equifax Inc.	87,058	20,851,262
FTI Consulting Inc.(a)	24,111	3,293,804
IHS Markit Ltd.	269,420	30,352,857
Jacobs Engineering Group Inc.	92,520	12,344,018
Leidos Holdings Inc.	102,450	10,357,695
ManpowerGroup Inc.	39,863	4,740,109
Nielsen Holdings PLC	259,464	6,400,977
Robert Half International Inc.	77,139	6,863,057
Science Applications International Corp.	39,221	3,440,858
TransUnion	135,955	14,929,219
Verisk Analytics Inc.	114,166	19,947,084
		180,572,255

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	240,059	$20,580,258
Howard Hughes Corp. (The)(a)(b)	31,277	3,048,256
Jones Lang LaSalle Inc.(a)	36,752	7,183,546
Opendoor Technologies Inc.(a)	255,028	4,521,647
		35,333,707
Road & Rail — 1.1%
AMERCO	6,503	3,832,868
CSX Corp.	1,633,179	52,392,383
JB Hunt Transport Services Inc.	59,540	9,702,043
Kansas City Southern.	65,190	18,472,890
Knight-Swift Transportation Holdings Inc.	115,600	5,255,176
Landstar System Inc.	27,712	4,379,050
Lyft Inc., Class A(a)	201,660	12,196,397
Norfolk Southern Corp.	180,108	47,802,464
Old Dominion Freight Line Inc.	73,910	18,758,358
Ryder System Inc.	40,839	3,035,563
Schneider National Inc., Class B	29,895	650,814
TuSimple Holdings Inc., Class A(a)(b)	27,586	1,965,227
Uber Technologies Inc.(a)	1,161,502	58,214,480
Union Pacific Corp.	478,710	105,282,690
		341,940,403
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices Inc.(a)	871,316	81,842,712
Allegro MicroSystems Inc.(a)	44,601	1,235,448
Analog Devices Inc.	265,688	45,740,846
Applied Materials Inc.	659,061	93,850,286
Broadcom Inc.	287,614	137,145,860
Brooks Automation Inc.	52,629	5,014,491
Cirrus Logic Inc.(a)	39,346	3,349,132
Cree Inc.(a)(b)	83,918	8,218,090
Enphase Energy Inc.(a)	94,845	17,416,387
Entegris Inc.	96,010	11,806,350
First Solar Inc.(a)(b)	77,362	7,002,035
Intel Corp.	2,910,069	163,371,274
KLA Corp.	110,335	35,771,710
Lam Research Corp.	102,699	66,826,239
Marvell Technology Inc.	582,522	33,978,508
Maxim Integrated Products Inc.	191,562	20,182,972
Microchip Technology Inc.	179,526	26,882,223
Micron Technology Inc.(a)	806,581	68,543,253
MKS Instruments Inc.	40,947	7,286,519
Monolithic Power Systems Inc.	31,746	11,855,544
NVIDIA Corp.	431,121	344,939,912
NXP Semiconductors NV	198,342	40,802,916
ON Semiconductor Corp.(a)(b)	306,516	11,733,433
Qorvo Inc.(a)	81,259	15,898,323
QUALCOMM Inc.	812,861	116,182,223
Skyworks Solutions Inc.	118,623	22,745,960
Teradyne Inc.	119,075	15,951,287
Texas Instruments Inc.	664,987	127,877,000
Universal Display Corp.(b)	31,338	6,967,378
Xilinx Inc.	176,910	25,588,262
		1,576,006,573
Software — 9.8%
Adobe Inc.(a)	344,254	201,608,913
Alteryx Inc., Class A(a)(b)	42,679	3,671,248
Anaplan Inc.(a)	104,356	5,562,175
ANSYS Inc.(a)	62,800	21,795,368
Aspen Technology Inc.(a)(b)	47,391	6,518,158
Security	Shares	Value

Software (continued)
Atlassian Corp. PLC, Class A(a)(b)	94,982	$24,397,076
Autodesk Inc.(a)	158,486	46,262,063
Avalara Inc.(a)(b)	60,958	9,863,004
Bentley Systems Inc., Class B(b)	96,940	6,279,773
Bill.com Holdings Inc.(a)(b)	54,885	10,053,834
Black Knight Inc.(a)(b)	107,942	8,417,317
C3.ai Inc., Class A(a)(b)	16,155	1,010,172
Cadence Design Systems Inc.(a)	197,674	27,045,757
CDK Global Inc.	85,650	4,255,948
Ceridian HCM Holding Inc.(a)	92,871	8,908,186
Citrix Systems Inc.	88,427	10,369,834
Cloudflare Inc., Class A(a)	181,695	19,230,599
Coupa Software Inc.(a)(b)	52,616	13,791,180
Crowdstrike Holdings Inc., Class A(a)	115,784	29,097,677
Datadog Inc., Class A(a)	163,910	17,059,753
Datto Holding Corp.(a)	17,403	484,500
DocuSign Inc.(a)	137,552	38,455,413
Dolby Laboratories Inc., Class A	44,742	4,397,691
DoubleVerify Holdings Inc.(a)(b)	10,956	463,877
Dropbox Inc., Class A(a)	222,457	6,742,672
Duck Creek Technologies Inc.(a)	52,874	2,300,548
Dynatrace Inc.(a)	128,575	7,511,351
Elastic NV(a)	49,309	7,187,280
Everbridge Inc.(a)(b)	27,156	3,695,388
Fair Isaac Corp.(a)	20,000	10,053,600
FireEye Inc.(a)	177,376	3,586,543
Five9 Inc.(a)	48,020	8,806,388
Fortinet Inc.(a)	96,454	22,974,378
Guidewire Software Inc.(a)	59,584	6,716,308
HubSpot Inc.(a)	32,216	18,772,908
Intuit Inc.	183,623	90,006,486
Jamf Holding Corp.(a)	45,251	1,519,076
Manhattan Associates Inc.(a)	44,109	6,388,748
McAfee Corp., Class A	37,490	1,050,470
Medallia Inc.(a)	76,638	2,586,532
Microsoft Corp.	5,432,403	1,471,637,973
nCino Inc.(a)	38,323	2,296,314
New Relic Inc.(a)	39,643	2,654,892
NortonLifeLock Inc.	395,629	10,769,021
Nuance Communications Inc.(a)	203,066	11,054,913
Nutanix Inc., Class A(a)(b)	141,489	5,407,710
Oracle Corp.	1,253,274	97,554,848
Palantir Technologies Inc., Class A(a)	1,172,130	30,897,347
Palo Alto Networks Inc.(a)	68,553	25,436,591
Paycom Software Inc.(a)	36,465	13,253,934
Paylocity Holding Corp.(a)	26,376	5,032,541
Pegasystems Inc.	29,912	4,163,451
Proofpoint Inc.(a)	40,275	6,998,184
PTC Inc.(a)	75,834	10,712,311
RingCentral Inc., Class A(a)	57,795	16,794,071
salesforce.com Inc.(a)	638,093	155,866,977
ServiceNow Inc.(a)	142,132	78,108,641
Slack Technologies Inc., Class A(a)	355,919	15,767,212
Smartsheet Inc., Class A(a)(b)	88,820	6,423,462
SolarWinds Corp.(a)(b)	55,925	944,573
Splunk Inc.(a)	116,360	16,823,329
SS&C Technologies Holdings Inc.	161,165	11,613,550
Synopsys Inc.(a)	109,136	30,098,617
Teradata Corp.(a)	78,968	3,946,031
Trade Desk Inc. (The), Class A(a)	308,143	23,837,942

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Tyler Technologies Inc.(a)(b)	29,324	$13,265,298
Unity Software Inc.(a)(b)	106,680	11,716,664
VMware Inc., Class A(a)(b)	56,447	9,029,827
Workday Inc., Class A(a)	132,855	31,717,803
Zendesk Inc.(a)	86,416	12,473,285
Zoom Video Communications Inc., Class A(a)(b)	153,898	59,563,143
Zscaler Inc.(a)(b)	56,034	12,106,706
		2,926,865,353
Specialty Retail — 2.3%
Advance Auto Parts Inc.	46,902	9,621,476
AutoNation Inc.(a)(b)	37,560	3,561,064
AutoZone Inc.(a)	15,832	23,624,827
Best Buy Co. Inc.	180,714	20,778,496
Burlington Stores Inc.(a)	48,238	15,532,154
CarMax Inc.(a)	116,216	15,009,296
Carvana Co.(a)(b)	55,458	16,738,333
Dick’s Sporting Goods Inc.	45,425	4,551,131
Five Below Inc.(a)	39,915	7,714,372
Floor & Decor Holdings Inc., Class A(a)	74,136	7,836,175
Foot Locker Inc.	66,140	4,076,208
GameStop Corp., Class A(a)	42,540	9,109,516
Gap Inc. (The).	144,720	4,869,828
Home Depot Inc. (The)	774,538	246,992,423
L Brands Inc.	171,365	12,348,562
Leslie’s Inc.(a)	83,574	2,297,449
Lithia Motors Inc.	20,801	7,148,056
Lowe’s Companies Inc.	517,194	100,320,120
O’Reilly Automotive Inc.(a)	49,616	28,093,075
Penske Automotive Group Inc.	23,240	1,754,388
Petco Health & Wellness Co. Inc.(a)(b)	54,578	1,223,093
RH(a)	12,337	8,376,823
Ross Stores Inc.	252,757	31,341,868
TJX Companies Inc. (The)	869,599	58,628,365
Tractor Supply Co.	83,234	15,486,518
Ulta Beauty Inc.(a)	38,459	13,297,968
Vroom Inc.(a)(b)	85,089	3,561,825
Williams-Sonoma Inc.	53,846	8,596,514
		682,489,923
Technology Hardware, Storage & Peripherals — 5.5%
Apple Inc.	11,317,121	1,549,992,892
Dell Technologies Inc., Class C(a)	198,312	19,765,757
Hewlett Packard Enterprise Co.	920,979	13,427,874
HP Inc.	900,579	27,188,480
NCR Corp.(a)	87,528	3,992,152
NetApp Inc.	158,370	12,957,834
Pure Storage Inc., Class A(a)(b)	197,406	3,855,339
Western Digital Corp.(a)	219,949	15,653,770
Xerox Holdings Corp.	106,904	2,511,175
		1,649,345,273
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	108,357	6,196,937
Carter’s Inc.	33,463	3,452,378
Columbia Sportswear Co.	28,707	2,823,620
Deckers Outdoor Corp.(a)	20,050	7,700,603
Hanesbrands Inc.	252,973	4,723,006
Lululemon Athletica Inc.(a)	82,038	29,941,409
Nike Inc., Class B	891,975	137,801,218
PVH Corp.(a)(b)	52,922	5,693,878
Ralph Lauren Corp.	36,252	4,270,848

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Skechers U.S.A. Inc., Class A(a)	94,796	$4,723,685
Tapestry Inc.(a)	201,360	8,755,133
Under Armour Inc., Class A(a)	137,186	2,901,484
Under Armour Inc., Class C, NVS(a)	156,671	2,909,380
VF Corp.	231,717	19,010,063
		240,903,642
Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	244,096	3,319,705
New York Community Bancorp. Inc.	311,345	3,431,022
Rocket Companies Inc., Class A	97,705	1,890,592
TFS Financial Corp.	44,886	911,186
UWM Holdings Corp., Class A(b)	31,027	262,178
		9,814,683
Tobacco — 0.6%
Altria Group Inc.	1,335,065	63,655,899
Philip Morris International Inc.	1,122,057	111,207,069
		174,862,968
Trading Companies & Distributors — 0.2%
Air Lease Corp.	81,793	3,414,040
Fastenal Co.	411,313	21,388,276
MSC Industrial Direct Co. Inc., Class A	30,839	2,767,183
SiteOne Landscape Supply Inc.(a)	31,689	5,363,680
United Rentals Inc.(a)	51,579	16,454,217
Univar Solutions Inc.(a)	112,906	2,752,648
Watsco Inc.	22,750	6,521,060
WW Grainger Inc.	33,419	14,637,522
		73,298,626
Water Utilities — 0.1%
American Water Works Co. Inc.	130,603	20,129,840
Essential Utilities Inc.	157,274	7,187,422
		27,317,262
Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	424,759	61,517,846

Total Common Stocks — 99.8%
(Cost: $20,202,808,993)		29,689,822,139

Short-Term Investments

Money Market Funds — 1.2%

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	331,367,463	331,566,284
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	35,740,000	35,740,000
		367,306,284
Total Short-Term Investments — 1.2%
(Cost: $367,075,558)		367,306,284

Total Investments in Securities — 101.0%
(Cost: $20,569,884,551)		30,057,128,423

Other Assets, Less Liabilities — (1.0)%		(306,836,160)

NetAssets—100.0%		$29,750,292,263

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$259,515,588	$72,045,024	(a)	$—	$(1,043)	$6,715	$331,566,284	331,367,463	$228,080	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	21,460,000	14,280,000	(a)	—	—	—	35,740,000	35,740,000	1,069		—
BlackRock Inc.	80,120,313	3,256,358		(6,211,135)	1,383,329	11,493,423	90,042,288	102,909	443,967		—
					$1,382,286	$11,500,138	$457,348,572		$673,116		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P 500 E-Mini Index	260	09/17/21	$55,752	$648,389
S&P MidCap 400 E-Mini Index	15	09/17/21	4,038	(35,853)
				$612,536

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$29,689,822,139	$—	$—	$29,689,822,139
Money Market Funds	367,306,284	—	—	367,306,284
	$30,057,128,423	$—	$—	$30,057,128,423
Derivative financial instruments(a)
Assets
Futures Contracts	$648,389	$—	$—	$648,389
Liabilities
Futures Contracts	(35,853)	—	—	(35,853)
	$612,536	$—	$—	$612,536

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust